Income Taxes (Details 4) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
INDIA
Deferred tax assets:
Property and equipment	$ 271	$ 231
Gratuity	479	341
Deferred rent liability
Compensated absences	660	481
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961		12
Net operating losses	30	34
Finance lease		137
Intangible assets under development	4	4
Provision for expenses	288	122
Operating lease liabilities	1,879	1,487
Others	76	15
Deferred tax asset before valuation allowance	3,687	2,864
Valuation Allowance		(158)
Deferred tax asset, net of valuation allowance	3,687	2,706
Deferred tax liabilities:
Investments	(139)	(136)
Property and equipment		(29)
Operating right-of-use assets	(1,784)	(1,416)
Others	(33)	(54)
Deferred tax liability	(1,956)	(1,635)
Net deferred tax asset (liability)	1,731	1,071
SINGAPORE
Deferred tax assets:
Property and equipment
Gratuity
Deferred rent liability
Compensated absences
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961
Net operating losses		35
Finance lease
Intangible assets under development
Provision for expenses	61
Operating lease liabilities
Others
Deferred tax asset before valuation allowance	61	35
Valuation Allowance		(35)
Deferred tax asset, net of valuation allowance	61
Deferred tax liabilities:
Investments
Property and equipment
Operating right-of-use assets
Others
Deferred tax liability
Net deferred tax asset (liability)	61
UNITED STATES
Deferred tax assets:
Property and equipment
Gratuity
Deferred rent liability
Compensated absences
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961
Net operating losses
Finance lease
Intangible assets under development
Provision for expenses	37
Operating lease liabilities
Others
Deferred tax asset before valuation allowance	37
Valuation Allowance
Deferred tax asset, net of valuation allowance	37
Deferred tax liabilities:
Investments
Property and equipment	(3)	(2)
Operating right-of-use assets
Others
Deferred tax liability	(3)	(2)
Net deferred tax asset (liability)	34	(2)
MEXICO
Deferred tax assets:
Property and equipment	1
Gratuity
Deferred rent liability
Compensated absences
Expenses allowed on payment basis / upon deposit of withholding taxes under section 43B / 40(a)(ia) of Indian Income Tax Act, 1961
Net operating losses
Finance lease
Intangible assets under development
Provision for expenses	90
Operating lease liabilities
Others
Deferred tax asset before valuation allowance	91
Valuation Allowance
Deferred tax asset, net of valuation allowance	91
Deferred tax liabilities:
Investments
Property and equipment
Operating right-of-use assets
Others	(76)
Deferred tax liability	(76)
Net deferred tax asset (liability)	$ 15